TAXES ON INCOME (Summary of Taxes On Income By Jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic taxes: Current taxes	$ 238	$ 494	$ 2,715
Domestic taxes: Deferred taxes		(211)	369
Domestic	238	283	3,084
Foreign taxes: Current taxes	5,323	3,844	2,367
Foreign taxes: Deferred taxes	91	(2,476)	(154)
Foreign	5,414	1,368	2,213
Taxes on income	$ 5,652	$ 1,651	$ 5,297